Share-Based Compensation (Details) - Schedule of Share Option Activities - $ / shares		12 Months Ended
	Jul. 11, 2022	Dec. 31, 2023	Dec. 31, 2022
Schedule of Share Option Activities [Abstract]
Number of Options outstanding beginning balance		333,125
Weighted Average Grant Date Fair value Options outstanding beginning balance		$ 2.77
Weighted Average Remaining Contract Life (in years) Options outstanding beginning balance
Number of Options outstanding ending balance		365,000	333,125
Weighted Average Grant Date Fair value Options outstanding ending balance		$ 2.85	$ 2.77
Weighted Average Remaining Contract Life (in years) ending balance		7 months 13 days	1 year 6 months 3 days
Number of Options Granted	40,000	40,000	355,000
Weighted Average Grant Date Fair value Granted		$ 3.2	$ 2.67
Weighted Average Remaining Contract Life (in years) Granted		2 years	2 years 3 months 10 days
Number of Options Forfeited		(6,250)	(21,875)
Weighted Average Grant Date Fair value Forfeited		$ 1.13	$ 1.13
Weighted Average Remaining Contract Life (in years) Forfeited
Number of Options Expired
Weighted Average Grant Date Fair value Expired
Weighted Average Remaining Contract Life (in years) Expired
Number of Options Exercised		(1,875)
Weighted Average Grant Date Fair value Exercised		$ 1.13
Weighted Average Remaining Contract Life (in years) Exercised
Number of Options Vested and exercisable		265,208
Weighted Average Grant Date Fair value Vested and exercisable		$ 2.8
Weighted Average Remaining Contract Life (in years) Vested and exercisable		5 months 15 days
Number of Options Vested and expected to vest		365,000
Weighted Average Grant Date Fair value Vested and expected to vest		$ 2.85
Weighted Average Remaining Contract Life (in years) Vested and expected to vest		7 months 13 days